TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of information about tangible assets

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2021	4,325	3,953	188	9	566	112	9,153
Additions (5)	342	17	—	5	644	19	1,027
Finance costs capitalised (3)	—	—	—	—	14	—	14
Disposals	(2)	(23)	—	—	—	(5)	(30)
Derecognition of assets (6)	(74)	(310)	—	—	—	—	(384)
Transfers and other movements (1) (6)	232	103	—	(2)	(320)	—	13
Translation	(107)	(6)	(3)	—	(5)	—	(121)
Balance at 31 December 2021 Restated (4)	4,716	3,734	185	12	899	126	9,672

Accumulated amortisation and impairments
Balance at 1 January 2021	3,119	2,930	156	5	26	—	6,236
Amortisation for the year	246	166	6	2	—	—	420
Impairment of assets	—	2	—	—	—	—	2
Disposals	(1)	(22)	—	—	—	—	(23)
Derecognition of assets (6)	(74)	(306)	—	—	—	—	(380)
Transfers and other movements (1) (6)	(4)	(1)	—	—	—	—	(5)
Translation	(78)	(4)	(3)	—	—	—	(85)
Balance at 31 December 2021 Restated (4)	3,208	2,765	159	7	26	—	6,165
Net book value at 31 December 2021 Restated (4)	1,508	969	26	5	873	126	3,507

Cost
Balance at 1 January 2022 Restated (4)	4,716	3,734	185	12	899	126	9,672
Additions (5)	407	8	—	1	610	2	1,028
Acquisition of assets	—	—	614	—	—	—	614
Finance costs capitalised (3)	—	—	—	—	2	—	2
Disposals	(2)	(14)	—	—	—	—	(16)
Derecognition of assets (6)	(12)	(22)	—	—	(1)	—	(35)
Transfers and other movements (1) (6)	302	401	—	(1)	(752)	1	(49)
Translation	(120)	(8)	(4)	—	(1)	—	(133)
Balance at 31 December 2022 Restated (4)	5,291	4,099	795	12	757	129	11,083

Accumulated amortisation and impairments
Balance at 1 January 2022 Restated (4)	3,208	2,765	159	7	26	—	6,165
Amortisation for the year	378	174	8	1	—	—	561
Impairment of assets	114	152	16	—	—	8	290
Disposals	(1)	(14)	—	—	—	—	(15)
Derecognition of assets (6)	(11)	(20)	—	—	(1)	—	(32)
Transfers and other movements (1) (6)	—	—	—	—	1	—	1
Translation	(86)	(5)	(3)	(1)	—	—	(95)
Balance at 31 December 2022 Restated (4)	3,602	3,052	180	7	26	8	6,875
Net book value at 31 December 2022 Restated	1,689	1,047	615	5	731	121	4,208

Figures in millions	Mine development costs	Mine infrastructure	Mineral rights and dumps	Exploration and evaluation assets		Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2023	5,291	4,099	795	12		757	129	11,083
Additions (5)	423	10	—	—	0	607	2	1,042
Disposals	(2)	(43)	—	(4)		(23)	(22)	(94)
Derecognition of assets	(5)	(183)	—	—		—	—	(188)
Transfers and other movements (1)	415	456	—	—		(873)	7	5
Translation	1	(1)	—	—		(1)	—	(1)
Balance at 31 December 2023	6,123	4,338	795	8		467	116	11,847

Accumulated amortisation and impairments
Balance at 1 January 2023	3,602	3,052	180	7		26	8	6,875
Amortisation for the year	410	171	—	1		—	—	582
Impairment of assets	77	72	—	1		56	14	220
Impairment reversals of assets	(27)	(7)	—	—		—	(1)	(35)
Disposals	(2)	(43)	—	(3)		—	(9)	(57)
Derecognition of assets	(3)	(149)	—	—		—	—	(152)
Transfers and other movements (1)	2	(11)	—	—		—	—	(9)
Translation	4	—	—	—		—	—	4
Balance at 31 December 2023	4,063	3,085	180	6		82	12	7,428
Net book value at 31 December 2023	2,060	1,253	615	2		385	104	4,419
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets and asset reclassifications.
(2)Assets of $7m (2022: $7m; 2021: $6m) have been pledged as security.
(3)The weighted average capitalisation rate used to determine the amount of borrowing costs eligible for capitalisation was nil (2022: 4.96%; 2021: 4.52%).
(4)Comparative periods have been retrospectively restated. Refer to note 1.3.
(5)Additions which previously included disclosure for sustaining and non-sustaining capital expenditure, are now reflected as total additions.
(6)Derecognition of assets was previously included in the Transfers and other movements line.

Disclosure of impairments and derecognitions of tangible assets	Net impairment, derecognition of assets and profit (loss) on disposal:

Figures in millions	Tangible Assets	Right of Use Assets	Goodwill	Total
US Dollars	2023

Group income statement
Impairment of assets	(220)	(10)	—	(230)
Reversal of impairment of assets	35	3	—	38
Derecognition of assets	(36)	1	—	(35)
Net profit (loss) on disposal of assets	6	—	—	6
Net impairment, derecognition of assets and profit (loss) on disposal	(215)	(6)	—	(221)

	2022
Group income statement
Impairment of assets (Restated (1))	(290)	(17)	(8)	(315)
Derecognition of assets	(3)	(1)	—	(4)
Net profit (loss) on disposal of assets	4	—	—	4
Net impairment, derecognition of assets and profit (loss) on disposal	(289)	(18)	(8)	(315)

	2021
Group income statement
Impairment of assets	(2)	—	—	(2)
Derecognition of assets	(4)	—	—	(4)
Net profit (loss) on disposal of assets	17	—	—	17
Net impairment, derecognition of assets and profit (loss) on disposal	11	—	—	11

(1)Comparative periods have been retrospectively restated. Refer to note 1.3.
Impairment allocation

Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Exploration and evaluation costs	Mineral Rights and Dumps	Assets under construction	Land and buildings	Total Tangible Asset Impairment	Goodwill	Right of use assets	Total Impairment
Figures in millions	2023
US Dollars

Americas segment
CdS	30	9	—	—	5	1	45	—	2	47
Cuiabá	(27)	17	—	—	29	(1)	18	—	(3)	15
Serra Grande	47	39	—	—	7	4	97	—	8	105

Projects
Gramalote	—	—	1	—	15	9	25	—	—	25
	50	65	1	—	56	13	185	—	7	192

	2022
Americas segment
CdS	58	98	—	16	—	6	178	—	11	189
Cuiabá	34	30	—	—	—	1	65	—	5	70
Serra Grande	22	24	—	—	—	1	47	8	1	56
	114	152	—	16	—	8	290	8	17	315

Key assumptions for the impairment calculations	Assumptions used for the impairment calculations:
•The gold price assumption used in the impairment calculations represents management’s best estimate of the expected real short-term and long-term future price of gold based on consensus outlooks.
•The exchange rate assumption used in the impairment calculation of Sunrise Dam (refer to note 14) represents management’s best estimate of the expected short-term and long-term exchange rates based on consensus outlooks.

Assumptions	Real gold price per oz		Exchange rate (A$/US$)
	2023	2022	2023	2022
Year 1	1,995	1,785	0.68	0.70
Year 2	1,998	1,777	0.71	0.70
Year 3	1,785	1,763	0.72	0.71
Year 4	1,694	1,729	0.70	0.71
Year 5	1,666	1,710	0.70	0.71
Long-term	1,666	1,731	0.70	0.71

Disclosure of sensitivity analysis

Figures in millions - US Dollars	2023
6.9% increase
Serra Grande	39
Cuiabá	158

6.9% decrease
Serra Grande (decrease limited to carrying value)	(39)
Cuiabá	(189)
Management determined a reasonable possible change of 100 basis points, based on the Group’s weighted average cost of capital rate over the past five financial years. A 100 basis point movement in the discount rate (with all other variables held constant) would have resulted in the following (decrease) increase in recoverable amount of the CGU as at 31 December 2023:

Figures in millions - US Dollars	2023
100 basis point increase
Serra Grande	(1)
Cuiabá	(36)

100 basis point decrease
Serra Grande	1
Cuiabá	41